Significant restructuring transaction, mergers and acquisitions and equity investments	12 Months Ended
Mar. 31, 2018
Significant restructuring transaction, mergers and acquisitions and equity investments
Significant restructuring transaction, mergers and acquisitions and equity investments

4.            Significant restructuring transaction, mergers and acquisitions and equity investments

Restructuring transaction

(a)          Restructuring of the relationship with Ant Financial and Alipay

(i)	Restructuring in 2011

In light of the uncertainties relating to the license qualification and application process for a foreign-invested payment company, the Company's management determined that it was necessary to restructure Alipay as a company wholly-owned by PRC nationals in order to avail Alipay of the specific licensing guidelines applicable only to domestic PRC-owned entities. Accordingly, the Company divested all of its interest in and control over Alipay, which resulted in deconsolidation of Alipay from the consolidated financial statements.

In 2011, the Company entered into certain commercial arrangements with APN Ltd. (a company owned by two directors of the Company), Altaba, SoftBank, Alipay, Ant Financial, and Ant Financial's equity holders, setting out the mechanism for the future collaboration among the relevant parties relating to Ant Financial.

(ii)	2014 restructuring of the relationship with Ant Financial and Alipay and 2018 amendments

In August 2014, the Company entered into a share and asset purchase agreement (the "2014 SAPA"), and entered into or amended certain ancillary agreements including an amendment and restatement of the intellectual property license agreement with Alipay (the "2014 IPLA"). Pursuant to these agreements, the Company restructured its relationships with Ant Financial and Alipay.

As of August 2014, the fair value of the restructured arrangement exceeded the fair value of the pre-existing arrangement with Ant Financial by RMB1.3 billion. As Ant Financial was controlled by a director and major shareholder of the Company, the excess value provided to the Company in this related party transaction was accounted for as an equity contribution by the shareholder in the statement of changes in shareholders' equity. Given the nature of this transaction, the corresponding asset representing the excess value receivable by the Company was accounted for as a restructuring reserve in equity and amortized as an expense in the consolidated income statements over the expected term of the restructured arrangement which is estimated to be five years. The amortization of the excess value of RMB264 million, RMB264 million and RMB264 million were recorded in other income, net in the consolidated income statements for the years ended March 31, 2016, 2017 and 2018, respectively (Note 6).

In February 2018, the Company amended both the 2014 SAPA (the amended version of which is referred to as the "2018 SAPA") and the Alipay commercial agreement, and agreed with Ant Financial and certain other parties on forms of certain ancillary agreements, including an amendment and restatement of the 2014 IPLA ("the 2018 IPLA"). The 2018 SAPA and amendment to the Alipay commercial agreement were entered into to facilitate the planned acquisition of a 33% equity interest in Ant Financial, and the forms of certain ancillary agreements will be entered into and/or become effective upon the closing of the acquisition of such equity interest.

Apart from the amended provisions described below, the key terms of the agreements with Ant Financial and Alipay from the 2014 restructuring remain substantially unchanged.
2014 SAPA and 2018 SAPA
Sale of SME loan business and certain other assets

Pursuant to the 2014 SAPA, the Company agreed to sell certain securities and assets primarily relating to the SME loan business and other related services to Ant Financial for an aggregate cash consideration of RMB3,219 million. The sale was completed in February 2015. In addition, pursuant to software system use and service agreements relating to the know-how and related intellectual property that we agreed to sell together with the SME loan business and related services, the Company will receive annual fees (the "SME Annual Fee") for a term of seven years. These SME Annual Fees, which are recognized as other revenue, are determined as follows: for calendar years 2015 to 2017, the entities operating the SME loan business paid an annual fee equal to 2.5% of the average daily balance of the SME loans provided by these entities, and in calendar years 2018 to 2021, these entities will pay an annual fee equal to the amount of the fees paid in calendar year 2017. The Company accounts for the SME Annual Fee in the periods when the services are provided, where such payments are expected to approximate the estimated fair values of the services provided. The SME Annual Fee of RMB708 million, RMB847 million and RMB956 million were recorded in revenue in the consolidated financial statements for the years ended March 31, 2016, 2017 and 2018, respectively (Note 21).

Planned issuance of equity interest

Pursuant to the 2014 SAPA, the Company is entitled to receive up to 33% equity interest in Ant Financial under certain circumstances. To facilitate the acquisition of equity interest in Ant Financial contemplated under the 2014 SAPA, the 2018 SAPA provides that Ant Financial will issue new securities to the Company representing a 33% equity interest in Ant Financial, subject to the receipt of the necessary PRC regulatory approvals and the satisfaction of other conditions set forth in the 2018 SAPA.

Under the 2014 SAPA and the 2018 SAPA, the consideration to acquire the 33% equity interest in Ant Financial will be fully funded by payments from Ant Financial and its subsidiaries to the Company in consideration for certain intellectual property and assets that the Company will transfer at the closing of the equity issuance. Such consideration is determined based on the fair value of the underlying assets. The Company currently estimates the total consideration for the acquisition of the 33% equity interest in Ant Financial will be approximately RMB12.2 billion before deducting expenses in connection with such transfers and share subscription. The large majority of the intellectual property and assets to be transferred as part of these arrangements was previously planned to be transferred to Ant Financial pursuant to the 2014 SAPA. Ant Financial may elect to defer certain offshore transfer payments, in which case the Company's obligations to pay corresponding consideration for the equity issuance will also be deferred. If the Company has made all its outstanding equity issuance consideration payments at a time when Ant Financial has not made all corresponding transfer payments to the Company, Ant Financial or its subsidiaries will issue interest-bearing promissory notes to the Company. In any event, Ant Financial must complete all outstanding transfer payments to the Company, by the earlier of (i) the first anniversary of an Ant Financial IPO meeting certain minimum criteria for a qualified IPO set forth in the 2018 SAPA (a "Qualified IPO"), and (ii) the fifth anniversary of the equity issuance closing.

Upon closing of the equity issuance, the Company will enter into the 2018 IPLA and the Profit Share Payments under the 2014 IPLA will automatically terminate.
Removal of liquidity event payment obligation

Under the 2014 SAPA, in the event of a qualified IPO of Ant Financial or Alipay, if the Company had not acquired equity interest in Ant Financial prior to the closing of such IPO, the Company was entitled, at its election, to receive a one-time liquidity event payment equal to 37.5% of the equity value, immediately prior to the qualified IPO. If the Company had acquired equity interest in Ant Financial, but in an aggregate amount less than 33%, the percentage of Ant Financial's equity value used to calculate such liquidity event payment would be adjusted proportionately. In lieu of receiving the liquidity event payment, the Company could instead elect to receive the Profit Share Payments under the 2014 IPLA described below in perpetuity, subject to the receipt of regulatory approvals. If the Company so elected, in connection with the qualified IPO, Ant Financial would have been required to use its commercially reasonable efforts to obtain these regulatory approvals. If these approvals were not obtained, then Ant Financial would have been obligated to pay the Company the liquidity event payment described above.

The 2018 SAPA no longer provides for this liquidity event payment, as the Company has agreed to acquire the entire 33% equity interest in Ant Financial at the closing of the equity issuance.
Regulatory unwind and long-stop date

The 2018 SAPA provides that, if a relevant governmental authority prohibits the Company from owning all or a portion of its equity interest in Ant Financial after the equity issuance has occurred through enactment of a law, rule or regulation, or explicitly requires Ant Financial to redeem such equity interest, and such prohibition or request is not subject to appeal and cannot otherwise be resolved, then to the extent necessary, Ant Financial will redeem the equity interest; the related intellectual property and asset transfers, and ancillary transactions under the 2018 SAPA will be unwound; and the terms of the 2014 SAPA, the 2014 IPLA, and other related agreements will be restored, including the prior Profit Share Payments and liquidity event payment terms discussed above. If there is a partial unwind where the Company retains a portion of its equity interest in Ant Financial, but less than the full 33%, then pursuant to the terms of the 2014 SAPA and the 2014 IPLA, the prior Profit Share Payments arrangement and liquidity event payment amount will be proportionately reduced based on the amount of equity interest retained by the Company.

Similarly, if a governmental authority prohibits the equity issuance through enactment of a law, rule or regulation, and such prohibition is not subject to appeal and cannot otherwise be resolved, or if the closing of the equity issuance has not occurred by the first anniversary of the establishment of a PRC subsidiary to acquire the relevant equity interest, which time period may be extended in certain circumstances, then the 2018 SAPA and related agreements will terminate, and the 2014 SAPA and other related agreements will come back into effect.

Pre-emptive rights

As was the case under the 2014 SAPA, under the 2018 SAPA, following the receipt of equity interest in Ant Financial, the Company will have pre-emptive rights to participate in other issuances of equity securities by Ant Financial and certain of its affiliates prior to the time of a Qualified IPO of Ant Financial. These pre-emptive rights entitle the Company to maintain the equity ownership percentage the Company held in Ant Financial immediately prior to any such issuances. In connection with the exercise of the pre-emptive rights the Company is also entitled to receive certain payments from Ant Financial, effectively funding the subscription for these additional equity interest, up to a value of US$1.5 billion, subject to certain adjustments. In addition, under the 2018 SAPA, in certain circumstances the Company is permitted to exercise pre-emptive rights through an alternative arrangement which will further protect the Company from dilution.

Corporate governance provisions

Under the 2018 SAPA, upon the closing of the equity issuance, in addition to an independent director, the Company will have the right to nominate two officers or employees of the Company for election to the board of Ant Financial. In each case, these director nomination rights will continue unless required to be terminated by applicable laws and regulations or listing rules in connection with an Ant Financial Qualified IPO process or the Company ceases to own a certain amount of its post-issuance equity interest in Ant Financial.

In connection with the 2018 SAPA, the Company also agreed on the form of the 2018 IPLA, agreed to certain revisions to the previously-agreed form of cross license agreement, and agreed on new forms of various intellectual property transfer agreements to be entered into in connection with, and to implement, the contemplated intellectual property and asset transfers.

2014 IPLA and 2018 IPLA
2014 IPLA

Under the 2014 IPLA, the Company receives, in addition to a software technology service fee, royalty streams related to Alipay and other current and future businesses of Ant Financial (collectively, the "Profit Share Payments"). The Profit Share Payments are paid at least annually and equal the sum of an expense reimbursement plus 37.5% of the consolidated pre-tax income of Ant Financial, subject to certain adjustments. The expense reimbursement represents the costs and expenses incurred by the Company in the provision of software technology services. The Company accounts for the Profit Share Payments in the periods when the services are provided, where such payments are expected to approximate the estimated fair values of the services provided. In addition, if the Company acquires any equity interest in Ant Financial, the Profit Share Payments will also be reduced in proportion to such equity issuances made to the Company. The Profit Share Payments will be terminated upon the closing of the planned acquisition of a 33% equity interest in Ant Financial.

Income in connection with the Profit Share Payments, net of costs incurred by the Company, of RMB1,122 million, RMB2,086 million and RMB3,444 million, were recorded in other income, net in the consolidated income statements for the years ended March 31, 2016, 2017 and 2018, respectively (Notes 6 and 21).

2018 IPLA

Pursuant to the 2018 SAPA, the Company, Ant Financial and Alipay agreed to enter into the 2018 IPLA upon the closing of the planned acquisition of a 33% equity interest in Ant Financial, at which time the Company will also transfer certain intellectual property and assets to Ant Financial and its subsidiaries and the current arrangement of Profit Share Payments will immediately terminate.

The 2018 IPLA will terminate upon the earliest of:
• the full payment of all pre-emptive rights funded payments under the 2018 SAPA;
• the closing of a Qualified IPO of Ant Financial or Alipay; and
• the transfer to Ant Financial of intellectual property the Company owns that is exclusively related to the business of Ant Financial.

The 2018 amendments are effective subject to the receipt of the necessary PRC regulatory approvals and the satisfaction of other conditions set forth in the 2018 SAPA.

       Mergers and acquisitions

(b)          Acquisition of Cainiao Smart Logistics Network Limited ("Cainiao Network")

Cainiao Network operates a logistics data platform which leverages the capacity and capabilities of logistics partners to offer domestic and international one-stop-shop logistics services and supply chain management solutions, fulfilling various logistics needs of merchants and consumers at scale. It uses data insights and technology to improve efficiency across the logistics value chain. In March 2016, the Company participated in Cainiao Network's equity financing round, after which the Company's investment in Cainiao Network increased from RMB2,400 million to RMB6,992 million. The Company's equity interest in Cainiao Network was diluted to approximately 47% after this financing round and a gain of RMB448 million arising from such deemed disposal was recognized in share of results of equity investees in the consolidated income statement for the year ended March 31, 2016. The Company's investment in Cainiao Network was accounted for under the equity method.

In October 2017, the Company completed the subscription for newly issued ordinary shares of Cainiao Network for a cash consideration of US$803 million (RMB5,322 million). Following the completion of the transaction, the Company's equity interest in Cainiao Network increased to approximately 51% and Cainiao Network became a consolidated subsidiary of the Company.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired (i)	23,937
Amortizable intangible assets (ii)
User base and customer relationships	9,344
Trade names, trademarks and domain names	4,965
Developed technology and patents	459
Goodwill	32,418
Deferred tax assets	920
Deferred tax liabilities	(5,197)
Noncontrolling interests (iii)	(33,189)

Total	33,657

Amounts
(in millions of RMB)
Total purchase price is comprised of:
- cash consideration	5,322
- fair value of previously held equity interests	28,335

Total	33,657

(i)	Net assets acquired primarily include the cash consideration of RMB5,322 million, property and equipment of RMB15,144 million and bank borrowings of RMB5,288 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets have estimated amortization periods not exceeding 16 years and a weighted-average amortization period of 14.3 years.
(iii)	Fair value of the noncontrolling interests is estimated with reference to the purchase price per share as of the acquisition date.

A gain of RMB22,442 million in relation to the revaluation of the previously held equity interests was recorded in interest and investment income, net in the consolidated income statement for the year ended March 31, 2018. The fair value of the previously held equity interests was estimated based on the purchase price per share of Cainiao Network as of the acquisition date.

The Company expects that the acquisition of control over Cainiao Network will help enhance the overall logistics experience for consumers and merchants across the ecosystem of the Company, and enable greater efficiencies and lower costs in the logistics sector in the PRC. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Cainiao Network and the Company, the assembled workforce and their knowledge and experience in the logistics sector in the PRC. The goodwill recognized was not expected to be deductible for income tax purpose.

(c)           Acquisition of Intime Retail (Group) Company Limited ("Intime")

Intime is one of the leading department store operators in the PRC that was previously listed on the Hong Kong Stock Exchange ("HKSE"). The Company owned a 9.9% equity interest in Intime which was accounted for as an available-for-sale security and subscribed for a convertible bond which was accounted for under the fair value option and recorded under investment securities.

In June 2016, the Company completed the conversion of all of the convertible bond that the Company previously subscribed for into newly issued ordinary shares of Intime, at a conversion price of Hong Kong Dollar ("HK$") 7.13 per share. Upon the completion of the conversion, the Company's equity interest in Intime increased to approximately 28% and the investment was accounted for under the equity method. The sum of the market value of the previously held equity interests in Intime and the fair value of the convertible bond on the date of conversion, amounting to RMB4,758 million, was recognized as the cost of investment under the equity method upon the completion of the conversion. Out of this amount, RMB250 million was allocated to amortizable intangible assets, RMB426 million was allocated to deferred tax liabilities and RMB4,934 million was allocated to net assets acquired.

In May 2017, the Company and the founder of Intime completed the privatization of Intime, upon which all of the issued and outstanding shares of Intime that the Company, the founder of Intime and certain other shareholders did not own were cancelled in exchange for a payment of HK$10.00 per share in cash. The Company paid a cash consideration of HK$12,605 million (RMB11,131 million) in the privatization. Upon the completion of the privatization, the Company increased its shareholding in Intime to approximately 74% and Intime became a consolidated subsidiary of the Company. Following the completion of the transaction, the listing of the shares of Intime on the HKSE was withdrawn.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired (i)	20,920
Amortizable intangible assets (ii)
Trade names, trademarks and domain names	1,131
User base and customer relationships	72
Developed technology and patents	16
Goodwill	4,757
Deferred tax liabilities	(2,790)
Noncontrolling interests (iii)	(6,301)

Total	17,805

Amounts
(in millions of RMB)
Total purchase price is comprised of:
- cash consideration	11,131
- fair value of previously held equity interests	6,674

Total	17,805

(i)	Net assets acquired primarily include property and equipment of RMB23,492 million and bank borrowings of RMB4,110 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets have estimated amortization periods not exceeding eleven years and a weighted-average amortization period of 10.1 years.
(iii)	Fair value of the noncontrolling interests is estimated with reference to the purchase price of HK$10.00 per share in the privatization.

A gain of RMB1,861 million in relation to the revaluation of the previously held equity interests was recorded in interest and investment income, net in the consolidated income statement for the year ended March 31, 2018. The fair value of the previously held equity interests was estimated with reference to the purchase price of HK$10.00 per share in the privatization.

The Company expects Intime to support its strategy to transform conventional retail by leveraging its substantial consumer reach, rich data and technology. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Intime and the Company, the assembled workforce and their knowledge and experience in the retail business in the PRC. The goodwill recognized was not expected to be deductible for income tax purpose.

In February 2018, the Company purchased additional ordinary shares of Intime from certain minority shareholders for a cash consideration of HK$6,712 million (RMB5,428 million). This resulted in a reduction of noncontrolling interests amounting to RMB5,854 million. As of March 31, 2018, the Company's equity interest in Intime was approximately 98%.

(d)           Acquisition of Pony Media Holdings Inc. ("Damai")

Damai is a leading online ticketing platform for live events such as concerts and theater shows in the PRC. In March 2017, the Company completed an acquisition of all of the issued and outstanding shares of Damai that the Company did not already own for a cash consideration of US$393 million (RMB2,711 million). Prior to this transaction, the Company held an approximately 32% equity interest on a fully diluted basis in Damai. The investment was accounted for under the cost method. Yunfeng, which is comprised of certain investment funds of which the executive chairman of the Company has equity interests in the general partners of such funds, was one of the shareholders of Damai.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired	100
Amortizable intangible assets (i)
Trade names, trademarks and domain names	684
Non-compete agreements	271
Developed technology and patents	267
Goodwill	2,693
Deferred tax assets	16
Deferred tax liabilities	(202)

Total	3,829

Amounts
(in millions of RMB)
Total purchase price is comprised of:
- cash consideration	2,711
- fair value of previously held equity interests	1,118

Total	3,829

(i)	Acquired amortizable intangible assets have estimated amortization periods not exceeding ten years and a weighted-average amortization period of 7.4 years.

A gain of RMB201 million in relation to the revaluation of previously held equity interests was recorded in interest and investment income, net in the consolidated income statement for the year ended March 31, 2017. The fair value of the previously held equity interests was determined using an income approach. As Damai is a private company, the fair value of the previously held equity interests is estimated based on significant inputs that market participants would consider, which mainly include revenue growth rate, operating margin, discount rate and other factors that may affect such fair value estimation.

The Company believes Damai will form a strategic part of the value chain in the Company's digital media and entertainment business. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Damai and the Company, the assembled workforce and their knowledge and experience in the entertainment industry in the PRC. The goodwill recognized was not expected to be deductible for income tax purpose.

(e)           Acquisition of AGTech Holdings Limited ("AGTech")

AGTech, a company that is listed on the Hong Kong Growth Enterprise Market, is an integrated technology and services company engaged in the lottery and mobile games and entertainment market with a focus on the PRC and selected international markets. In August 2016, an investment vehicle which is 60% owned by the Company and 40% owned by Ant Financial completed an acquisition of newly issued ordinary shares of AGTech for a cash consideration of HK$1,675 million (RMB1,436 million), representing an approximately 49% equity interest in AGTech. In addition, the investment vehicle completed the subscription for convertible bonds, which are convertible into ordinary shares of AGTech, for a purchase price of HK$713 million (RMB611 million). A portion of the convertible bonds with a total principal amount of HK$205 million (RMB176 million) was converted into ordinary shares of AGTech upon closing of the acquisition. Consequently, the investment vehicle's equity interest in AGTech increased to approximately 53%. The Company obtained control over AGTech through its control over the investment vehicle and AGTech became a consolidated subsidiary of the Company.

The allocation of the total purchase price of HK$1,880 million (RMB1,612 million), representing the cost of acquisition for the newly issued ordinary shares and the partial conversion of the convertible bonds by the investment vehicle, as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired (i)	1,638
Amortizable intangible assets (ii)
Developed technology and patents	414
Trade names, trademarks and domain names	44
Non-compete agreements	38
Others	33
Goodwill	7,782
Deferred tax assets	4
Deferred tax liabilities	(86)
Noncontrolling interests (iii)	(8,255)

Total	1,612

(i)	Net assets acquired include the cash consideration of RMB1,612 million.
(ii)	Acquired amortizable intangible assets have estimated amortization periods and a weighted-average amortization period of 3.0 years.
(iii)	Fair value of the noncontrolling interests is estimated with reference to the market price per ordinary share of AGTech as of the acquisition date.

The Company believes that AGTech will serve as its vehicle for participating in the online lottery business in the PRC. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of AGTech and the Company, the assembled workforce and their knowledge and experience surrounding lottery related businesses in the PRC. The goodwill recognized was not expected to be deductible for income tax purpose.

In March 2017, an additional portion of the convertible bonds with a total principal amount of HK$175 million (RMB155 million) was converted into ordinary shares of AGTech. The conversion was accounted for as a reduction of noncontrolling interests. As of March 31, 2018, the investment vehicle's equity interest in AGTech was approximately 55%.

(f)           Acquisition of South China Morning Post and other media businesses ("SCMP")

In April 2016, the Company acquired the business of South China Morning Post, the premier English newspaper in Hong Kong. Apart from the flagship South China Morning Post, the Company also acquired the recruitment, outdoor media, events and conferences, education and digital media businesses in the same transaction. The cash consideration of HK$2,134 million (RMB1,780 million) was paid upon the closing of the transaction. These acquired businesses became wholly-owned by the Company after the completion of the transaction.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired	800
Amortizable intangible assets (i)
Trade names, trademarks and domain names	378
User base and customer relationships	166
Others	15
Goodwill	529
Deferred tax assets	1
Deferred tax liabilities	(109)

Total	1,780

(i)	Acquired amortizable intangible assets have estimated amortization periods and a weighted-average amortization period of 3.0 years.

By combining the heritage and editorial excellence of SCMP with the Company's digital expertise, the Company intended to provide comprehensive and insightful news and analysis of the big stories in Hong Kong and the PRC so as to expand the readership globally through digital distribution and allow easier access to content. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of SCMP and the Company, the assembled workforce and their knowledge and experience in the provision and distribution of content to reach global audience. The goodwill recognized was not expected to be deductible for income tax purpose.

(g)           Acquisition of Youku Tudou Inc. ("Youku")

Youku is one of the largest online video platforms in the PRC that was previously listed on the New York Stock Exchange ("NYSE"). In April 2016, the Company completed an acquisition of all of the issued and outstanding shares of Youku that the Company or Yunfeng did not previously own, at a purchase price of US$27.60 per American Depositary Share ("ADS"). Following the completion of the transaction, the Company held an approximately 98% equity interest in Youku. As a result, Youku became a consolidated subsidiary of the Company, with Yunfeng holding approximately 2% noncontrolling interests. The listing of the ADS of Youku on the NYSE was withdrawn upon the closing of the transaction.

The cash consideration of US$4,443 million (RMB28,724 million) was paid upon the closing of the transaction. The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired (i)	5,923
Amortizable intangible assets (ii)
Trade names, trademarks and domain names	4,047
User base and customer relationships	284
Developed technology and patents	143
Others	175
Goodwill	26,395
Deferred tax assets	73
Deferred tax liabilities	(1,167)
Noncontrolling interests (iii)	(773)

Total	35,100

Amounts
(in millions of RMB)
Total purchase price is comprised of:
- cash consideration	28,724
- fair value of previously held equity interests	6,376

Total	35,100

(i)

Net assets acquired primarily include cash and cash equivalents and short-term interest-bearing deposits with total balance of RMB5,857 million and licensed copyrights of RMB703 million as of the date of acquisition.

(ii)	Acquired amortizable intangible assets have estimated amortization periods not exceeding 20 years and a weighted-average amortization period of 17.4 years.
(iii)	Fair value of the noncontrolling interests is estimated with reference to the purchase price of US$27.60 per ADS in the step acquisition.

A gain of RMB518 million in relation to the revaluation of the previously held equity interests was recorded in interest and investment income, net in the consolidated income statement for the year ended March 31, 2017. The fair value of the previously held equity interests was estimated with reference to the purchase price of US$27.60 per ADS in the step acquisition.

Youku is a core part of the Company's strategy to offer digital entertainment to consumers in the Company's ecosystem, thereby strengthening user engagement and loyalty as well as enabling a new marketing channel for the merchants and brands in the Company's ecosystem. Further, Youku creates additional revenue sources for the Company from advertising and membership subscriptions. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Youku and the Company, the assembled workforce and their knowledge and experience in the digital entertainment business. The goodwill recognized was not expected to be deductible for income tax purpose.

Subsequent to the completion of the transaction and as a resolution to negotiations with certain former management members and shareholders of Youku with respect to an option to purchase up to 15% of its equity, the Company issued 1.3 million ordinary shares and 3.4 million restricted share units of the Company to certain former management members and shareholders in April 2017. An expense of RMB994 million relating to the 1.3 million ordinary shares issued was recorded in interest and investment income, net in the consolidated income statement. The 3.4 million restricted share units contain vesting conditions pursuant to a non-compete agreement which was entered into by the Company and a former management member of Youku in April 2017 (Note 15).

In December 2017, the Company made a capital injection of US$132 million (RMB870 million) in Youku, which resulted in the Company holding substantially all of the shares in Youku and a reduction of noncontrolling interests.

(h)          Acquisition of Lazada Group S.A. ("Lazada")

Lazada operates a leading e-commerce platform across Southeast Asia, with local language websites and mobile apps in Indonesia, Malaysia, the Philippines, Singapore, Thailand and Vietnam. In April 2016, the Company completed an acquisition of an approximately 54% equity interest in Lazada for a cash consideration of US$1,020 million (RMB6,607 million). Lazada became a consolidated subsidiary of the Company after the completion of the transaction.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired	2,874
Amortizable intangible assets (i)
User base and customer relationships	2,014
Non-compete agreements	959
Trade names, trademarks and domain names	292
Developed technology and patents	79
Goodwill	5,216
Deferred tax assets	616
Deferred tax liabilities	(1,027)
Noncontrolling interests (ii)	(4,416)

Total	6,607

(i)	Acquired amortizable intangible assets have estimated amortization periods not exceeding three years and a weighted-average amortization period of 2.5 years.
(ii)

Fair value of the noncontrolling interests is estimated with reference to the purchase price per share as of the acquisition date. The noncontrolling interests is classified as mezzanine equity due to certain put and call arrangements with other Lazada shareholders.

Lazada offers merchants and brands a one-stop marketplace solution to access consumers in the six countries. Lazada also sells products on its platforms directly via its own retail operations. In addition, it has an in-house logistics operation, which is supported by the highly scalable warehouse management system, to ensure quick and reliable order fulfilment. The Company believes that Lazada will be the vehicle for expansion into the Southeast Asia consumer market, including potential cross-border opportunities to introduce Chinese merchants and international brands to Southeast Asian consumers. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Lazada and the Company, the assembled workforce and their knowledge and experience in e-commerce in Southeast Asia. The goodwill recognized was not expected to be deductible for income tax purpose.

During the year ended March 31, 2018, the Company purchased additional equity interest in Lazada for a cash consideration of US$1,016 million (RMB6,877 million) as a result of the partial exercise of the put and call arrangement with minority shareholders. In addition, the Company made capital injections amounting to US$483 million (RMB3,124 million) into Lazada and acquired additional equity interest held by certain management members and employees of Lazada for a total consideration of US$87 million (RMB578 million) during the year ended March 31, 2018. These transactions resulted in a reduction of noncontrolling interests amounting to RMB1,681 million. As of March 31, 2018, the Company's equity interest in Lazada was approximately 91%.

(i)           Acquisition of Alibaba Health Information Technology Limited ("Alibaba Health")

Alibaba Health, a company that is listed on the HKSE, is engaged in self-operated healthcare product sales, e-commerce platform services, tracking services and innovation healthcare related services in the PRC. The Company and Yunfeng hold a total equity and voting interest of approximately 54% in Alibaba Health through their investments in a special purpose entity. The Company holds an approximately 70% equity interest in the special purpose entity and Yunfeng holds the remaining equity interests. Cash consideration of HK$932 million (RMB741 million) was paid upon the closing of the transaction by the Company to acquire its equity interests in the special purpose entity in 2014. Although the Company controls the board of the special purpose entity, the investment and shareholders agreement provided that the underlying shares in Alibaba Health are voted by the Company and Yunfeng separately based on their respective effective equity interests, including voting rights. The Company exercised significant influence over Alibaba Health through its effective equity and voting interest of approximately 38% in Alibaba Health, and accounted for Alibaba Health under the equity method.

In July 2015, in preparation of the transfer of the Tmall online pharmacy business operations of the Company to Alibaba Health (of which the agreement was subsequently terminated), the investment and shareholders agreement was amended under which Yunfeng agreed to irrevocably give up its separate voting rights with respect to its indirect interest in Alibaba Health at no consideration. Such control is important for the Company to execute its digital and data-driven healthcare strategy through Alibaba Health as its flagship vehicle in this sector, indirectly benefiting all shareholders including Yunfeng economically. As a result of the amendment, the Company obtained control over the entire 54% equity interest in Alibaba Health through its control over the board and majority of voting rights of the special purpose entity. Consequently, Alibaba Health became a consolidated subsidiary while the Company's effective equity interest in Alibaba Health remained at approximately 38%.

The equity value of Alibaba Health of HK$64,319 million (RMB50,723 million), estimated based on the market price of the issued shares of Alibaba Health listed on the HKSE which was the more readily determinable fair value as of the deemed acquisition date, was used to allocate the fair value of net assets acquired and the fair value of noncontrolling interests, and calculate the gain of RMB18,603 million. Such gain relating to the revaluation of previously held equity interests upon obtaining control of Alibaba Health was recorded in interest and investment income, net in the consolidated income statement for the year ended March 31, 2016.

The allocation of the equity value of Alibaba Health as of the date of the deemed acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired	1,290
Amortizable intangible assets (i)
Developed technology and patents	70
Trade names, trademarks and domain names	35
User base and customer relationships	8
Goodwill	49,320
Deferred tax assets	19
Deferred tax liabilities	(19)

Total	50,723

The equity value is comprised of:
- fair value of previously held equity interests	19,264
- fair value of noncontrolling interests (ii)	31,459

Total	50,723

(i)	Acquired amortizable intangible assets have estimated amortization periods not exceeding three years and a weighted-average amortization period of 2.6 years.
(ii)	Fair value of the noncontrolling interests is estimated with reference to the market price per share as of the deemed acquisition date.

This transaction will enable the Company to benefit from the focused healthcare expertise of Alibaba Health in the operation of the online pharmacy business and foster consumer trust through the sale of authentic pharmaceuticals through Alibaba Health's verification and authentication technology. Goodwill arising from this acquisition was attributable to the synergies expected from the combined business which will create a technology enabled solution provider to consumers and other participants in the healthcare industry in the PRC. The goodwill recognized was not expected to be deductible for income tax purpose.

In June 2017, the Company transferred its business relating to certain regulated health food products on Tmall to Alibaba Health, in exchange for approximately 1.2 billion newly issued ordinary shares of Alibaba Health. After this transaction, the Company's effective equity interests in Alibaba Health increased to approximately 46%. The transfer of business was accounted for as a transaction under common control, which resulted in a reduction of noncontrolling interests amounting to RMB3,962 million.

In January 2018, the Company purchased approximately 442 million newly issued ordinary shares of Alibaba Health for a cash consideration of HK$1,770 million (RMB1,469 million). This resulted in a reduction of noncontrolling interests amounting to RMB468 million. As of March 31, 2018, the Company's effective equity interest in Alibaba Health was approximately 48%.

In May 2018, the Company agreed to transfer its business relating to certain medical devices, healthcare and adult products and the medical and healthcare services on Tmall to Alibaba Health for an aggregate consideration of HK$10.6 billion, which will be settled through the issuance of approximately 1.8 billion newly issued ordinary shares of Alibaba Health. The completion of this transaction is subject to a number of conditions including the approval by the shareholders of Alibaba Health and certain regulatory authorities. Upon the closing of this transaction, the Company's effective equity ownership of Alibaba Health will increase to approximately 56%.

(j)           Other acquisitions

Other acquisitions that constitute business combinations are summarized in the following table:

	Year ended March 31,
	2016	2017	2018
	(in millions of RMB)
Net assets (liabilities)	350	(223)	(58)
Identifiable intangible assets	876	593	411
Deferred tax liabilities	(198)	(36)	(60)

	1,028	334	293
Noncontrolling interests and mezzanine equity	(10)	(110)	(77)

Net identifiable assets acquired	1,018	224	216
Goodwill	1,403	793	618

Total purchase consideration	2,421	1,017	834
Fair value of previously held equity interests	—	(51)	(133)
Purchase consideration settled	(2,360)	(771)	(575)

Contingent/deferred consideration as of year end	61	195	126

Total purchase consideration is comprised of:
- cash consideration	2,421	966	701
- fair value of previously held equity interests	—	51	133

Total	2,421	1,017	834

In relation to the revaluation of previously held equity interests, the Company recognized a gain of nil, RMB51 million and RMB133 million in the consolidated income statements for the years ended March 31, 2016, 2017 and 2018, respectively, for the other acquisitions that constitute business combinations.

Pro forma results of operations for these acquisitions have not been presented because they are not material to the consolidated income statements for the years ended March 31, 2016, 2017 and 2018, either individually or in aggregate.

       Equity investments and others

(k)           Investment in Wanda Film Holding Co., Ltd. ("Wanda Film")

Wanda Film, a company that is listed on the Shenzhen Stock Exchange, is principally engaged in the investment and management of cinemas and film distribution businesses. In March 2018, the Company completed an investment in existing ordinary shares of Wanda Film for a cash consideration of RMB4,676 million, representing an approximately 8% equity interest in Wanda Film. Such investment is accounted for under the cost method (Note 13) given that a readily determinable fair value is not available due to the suspension of trading of its shares for an extended period as of March 31, 2018.

(l)           Investment in Beijing Easyhome Furnishing Chain Group Co., Ltd. ("Easyhome")

Easyhome is one of the largest home improvement supplies and furniture chains in the PRC. In March 2018, the Company completed an investment in Easyhome for a cash consideration of RMB3,635 million, representing a 10% equity interest in Easyhome. Yunfeng and the Onshore Retail Fund (Note 4(w)) are also the investors in this transaction. Such investment is accounted for under the cost method (Note 13).

(m)           Investment in OFO International Limited ("OFO")

OFO is one of the leading bike-sharing companies in the PRC. During the year ended March 31, 2018, the Company completed an investment in existing and newly issued preferred shares of OFO for a total cash consideration of US$343 million (RMB2,272 million). As of March 31, 2018, the Company's equity interest in OFO was approximately 12% on a fully diluted basis. Ant Financial is also an existing minority shareholder of OFO. Such investment is accounted for under the cost method (Note 13).

(n)           Investment in Sun Art Retail Group Limited ("Sun Art")

Sun Art, a company that is listed on the HKSE, is a leading hypermarket operator in the PRC. In December 2017, the Company completed investments in existing ordinary shares of Sun Art and existing ordinary shares of A-RT Retail Holdings Limited, a limited liability company incorporated in Hong Kong that holds an approximately 51% equity interest in Sun Art, for an aggregate consideration of HK$19,303 million (RMB16,264 million). In January 2018, the Company acquired additional ordinary shares of Sun Art from public shareholders through a mandatory general offer as required under Hong Kong regulations, for a cash consideration of HK$2 million (RMB2 million). After the completion of these transactions, the Company's effective equity interest in Sun Art was approximately 31%, which is comprised of the direct equity interest of 21% and the indirect equity interest through its shareholding in A-RT Retail Holdings Limited. The Offshore Retail Fund (Note 4(w)) is also an investor in this transaction.

The investment in Sun Art is accounted for under the equity method (Note 13). Out of the total cash consideration, RMB2,499 million was allocated to amortizable intangible assets, RMB2,953 million was allocated to goodwill, RMB2,187 million was allocated to deferred tax liabilities and RMB12,999 million was allocated to net assets acquired.

(o)           Investment in CMC Holdings Limited ("CMC")

CMC is an investment platform that focuses on the media and entertainment sectors. In December 2015, the Company completed an investment in newly issued preferred shares of CMC for a cash consideration of US$197 million (RMB1,270 million). In November 2017, the Company made an additional investment in CMC for a cash consideration of US$165 million (RMB1,093 million). As of March 31, 2018, the Company held an approximately 21% equity interest on a fully diluted basis in CMC. The preferred shares are not considered to be in-substance common stock given that such shares contain certain terms such as dividend and liquidation preferences over ordinary shares. As a result, such investment is accounted for under the cost method (Note 13).

In addition, the Company also acquired equity interest in a limited partnership in the PRC which is managed by the founder of CMC. The objective of the limited partnership is consistent with that of CMC. A cash consideration of RMB1,250 million was paid upon the closing of the transaction in December 2015. In November 2017, the Company made an additional investment in this limited partnership for a cash consideration of RMB590 million. As of March 31, 2018, the Company held an approximately 21% equity interest on a fully diluted basis in this limited partnership. Such investment is accounted for under the equity method (Note 13).

(p)           Shanghai Yiguo E-Commerce Co., Ltd. ("Yiguo")

Yiguo is one of the largest fresh produce online marketplaces in the PRC. In November 2017, the Company completed an additional investment in Yiguo for a cash consideration of RMB1,977 million. As of March 31, 2018, the Company's equity interest in Yiguo was approximately 35% on a fully diluted basis. Yunfeng is also an existing minority shareholder of Yiguo. The equity interest in Yiguo held by the Company is not considered in-substance common stock given that such equity interest contain certain terms such as liquidation preference over ordinary shares. As a result, such investment is accounted for under the cost method (Note 13).

(q)           Investment in China United Network Communications Ltd. ("China Unicom")

China Unicom, a company that is listed on the Shanghai Stock Exchange, is a major telecommunications company in the PRC. In October 2017, the Company completed an investment in newly issued ordinary shares of China Unicom for a cash consideration of RMB4,325 million, representing an approximately 2% equity interest in China Unicom. Such investment is accounted for as an available-for-sale security (Note 11).

(r)           Investment in Souche Holdings Ltd. ("SouChe")

SouChe provides digital sales solutions to offline car dealerships in the PRC. In October 2017, the Company completed an investment in newly issued preferred shares of SouChe for a cash consideration of US$241 million (RMB1,596 million), representing an approximately 27% equity interest on a fully diluted basis. Ant Financial is also an existing minority shareholder of SouChe. The preferred shares are not considered in-substance common stock given that such shares contain certain terms such as liquidation preference over ordinary shares. As a result, such investment is accounted for under the cost method (Note 13).

(s)           Investment in Magic Leap, Inc. ("Magic Leap")

Magic Leap is a technology company that focuses on the development of augmented reality technology. In December 2015, the Company completed an investment in newly issued convertible preferred shares of Magic Leap for a cash consideration of US$430 million (RMB2,775 million). In October 2017, the Company made an additional cash investment of US$68 million (RMB451 million) in Magic Leap. As of March 31, 2018, the Company's equity interest in Magic Leap was approximately 9% on a fully diluted basis. Such investment is accounted for under the cost method (Note 13).

(t)           Investment in BEST Inc. (formerly known as Best Logistics Technologies Limited) ("Best Logistics")

Best Logistics is a provider of comprehensive supply-chain solutions and services. In September 2017, in connection with the completion of Best Logistics' initial public offering on the NYSE, all preferred shares of Best Logistics held by the Company were automatically converted into ordinary shares of Best Logistics. Concurrently, the Company acquired additional equity interest in Best Logistics for a cash consideration of US$100 million (RMB657 million), after which the equity interest in Best Logistics held by the Company increased to approximately 23%. Upon the completion of the share conversion, the original investment with a carrying value of US$256 million (RMB1,679 million) was reclassified from a cost method investment to an equity method investment (Note 13). Out of the total purchase price, which included the cash consideration and the carrying amount of the previously held interests in Best Logistics, RMB1,072 million was allocated to amortizable intangible assets, RMB443 million was allocated to goodwill, RMB214 million was allocated to deferred tax liabilities and RMB1,035 million was allocated to net assets acquired.

Cainiao Network (Note 4(b)) is also an existing shareholder of Best Logistics with an approximately 5% equity interest. Upon the consolidation of Cainiao Network in October 2017, the Company began to account for Cainiao Network's investment in Best Logistics under the equity method (Note 13), and the fair value of this investment at the time amounting to US$215 million (RMB1,420 million) was recognized as the new investment cost. Out of this amount, RMB652 million was allocated to amortizable intangible assets, RMB270 million was allocated to goodwill, RMB131 million was allocated to deferred tax liabilities and RMB629 million was allocated to net assets acquired.

After the completion of these transactions, the Company's equity interest in Best Logistics was approximately 28%.

(u)           Investment in PT Tokopedia ("Tokopedia")

Tokopedia operates one of the leading e-commerce platforms in Indonesia. During the year ended March 31, 2018, the Company completed a minority investment in existing and newly issued preferred shares of Tokopedia for a total cash consideration of US$445 million (RMB2,920 million). In connection with the transaction, the Company also agreed to subscribe for up to US$500 million in additional preferred shares of Tokopedia at the then fair market value if so elected by Tokopedia during a 24-month period after the completion of the initial investment. The preferred shares are not considered in-substance common stock given that such shares contain certain terms such as liquidation preference over ordinary shares. As a result, such investment is accounted for under the cost method (Note 13).

(v)           Investment in Xiaoju Kuaizhi Inc. ("Didi Chuxing")

Didi Chuxing is a leading transportation network company that provides vehicles and taxis for hire in the PRC via smartphone applications. During the years ended March 31, 2017 and 2018, the Company completed additional investments in preferred shares of Didi Chuxing for a total cash consideration of US$400 million (RMB2,652 million). In September 2017, the Company completed a partial disposal of its investment in Didi Chuxing to Softbank for a cash consideration of US$639 million (RMB4,198 million), and a disposal gain of RMB2,096 million was recognized in interest and investment income, net in the consolidated income statement for the year ended March 31, 2018. As of March 31, 2018, the Company's equity interest in Didi Chuxing was approximately 5% on a fully diluted basis. Such investment is accounted for under the cost method (Note 13).

(w)          Investments in Hangzhou Hanyun Xinling Equity Investment Fund Partnership (the "Onshore Retail Fund") and New Retail Strategic Opportunities Fund, L.P. (the "Offshore Retail Fund")

The Onshore Retail Fund and the Offshore Retail Fund were set up to raise capital to invest in retail related businesses in the PRC and internationally, respectively. The Company is able to exercise significant influence over the investment decisions in both funds. In August 2017 and January 2018, the Company made a commitment to invest RMB1.6 billion and US$200 million in the Onshore Retail Fund and the Offshore Retail Fund, relating to which the Company has funded RMB462 million and US$77 million as of March 31, 2018, respectively. As of March 31, 2018, the Company held an approximately 20% equity interest in the Onshore Retail Fund and an approximately 19% equity interest in the Offshore Retail Fund. Such investments are accounted for under the equity method (Note 13).

(x)           Investment in Rajax Holding ("Ele.me")

Ele.me is one of the leading on-demand delivery and local services platforms in the PRC. In March 2016, the Company and Ant Financial completed a portion of the subscription for newly issued preferred shares in Ele.me through a joint investment vehicle, based on a total combined commitment of US$1,250 million, of which the Company's total commitment was US$900 million (RMB5,891 million). The Company paid a cash consideration of US$540 million (RMB3,512 million) for the initial subscription in March 2016, and the remaining committed balance of US$360 million (RMB2,394 million) was settled by cash in August 2016. After the initial subscription, the effective equity interest in Ele.me held by the Company was approximately 20% on a fully diluted basis.

In April and August 2017, the joint investment vehicle completed additional investments in newly issued preferred shares in Ele.me for a total investment amount of US$1,200 million (RMB8,090 million), of which the Company's investment was US$864 million (RMB5,824 million). As a result, the Company's effective equity interest in Ele.me increased to approximately 27% on a fully diluted basis.

The preferred shares are not considered in-substance common stock given that such shares contain certain terms such as dividend and liquidation preferences over ordinary shares. As a result, such investment was accounted for under the cost method (Note 13).

In May 2018, the joint investment vehicle completed the acquisition of all outstanding shares of Ele.me that it does not already own at a consideration of US$5.5 billion. Upon the completion of the acquisition, the Company became the controlling shareholder of Ele.me. The Company expects that the acquisition will deepen Ele.me's integration into the Company's ecosystem and advance the Company's New Retail strategy to provide a seamless online and offline consumer experience in the local services sector. Upon the issuance of the consolidated financial statements, the accounting of such business combination, including the purchase price allocation and the gain or loss arising from this transaction, has not been finalized.

(y)           Investment in Paytm E-Commerce Private Limited ("Paytm Mall")

In March 2017, One97 Communications Limited ("Paytm"), one of the largest mobile payment platforms in India which is an equity investee of the Company, completed the spin-off of its e-commerce business, Paytm Mall, to the shareholders of Paytm. Upon the establishment of Paytm Mall, the Company, together with other shareholders of Paytm, subscribed for newly issued common shares of Paytm Mall at par value in proportion to their respective shareholding in Paytm, after which the Company obtained an approximately 8% equity interest in Paytm Mall. In March 2017, the Company subsequently subscribed for newly issued preferred shares in Paytm Mall for a cash consideration of US$177 million (RMB1,220 million). In March 2018, the Company committed to invest an additional US$45 million in Paytm Mall, of which US$10 million (RMB63 million) was paid in March 2018. The remaining committed balance was fully paid in April and May 2018. As of March 31, 2018, the Company's equity interest in Paytm Mall was approximately 31% on a fully diluted basis. Ant Financial is also a shareholder of both Paytm and Paytm Mall.

The investment in the common shares of Paytm Mall is accounted for under the equity method (Note 13). The investment in preferred shares of Paytm Mall is not considered to be in-substance common stock given that such shares contain certain terms such as dividend and liquidation preferences over ordinary shares. As a result, such investment is accounted for under the cost method (Note 13).

(z)           Investment in Qingdao Goodaymart Logistics Co., Ltd. ("RRS")

RRS is primarily engaged in the logistics business in the PRC and is a subsidiary of Haier Electronics Group Co., Ltd., a company that is listed on the HKSE and in which the Company has an approximately 2% equity interest. In January 2017, the Company exchanged the convertible and exchangeable bond that the Company held into an approximately 24% effective equity interest in RRS. After the exchange, the equity interests in RRS held by the Company increased from 10% to 34%, and the investment in RRS will continue to be accounted for under the equity method (Note 13). The fair value of the convertible and exchangeable bond on the date of exchange amounting to RMB1,225 million was recognized as the cost of the approximately 24% equity interest in RRS. Out of this amount, RMB296 million was allocated to amortizable intangible assets, RMB312 million was allocated to goodwill, RMB107 million was allocated to deferred tax liabilities and RMB724 million was allocated to net assets acquired. In May 2017, the Company made an additional cash investment of RMB340 million in RRS. As of March 31, 2018, the Company's shareholding in RRS was approximately 31%.

(aa)         Investment in Sanjiang Shopping Club Co., Ltd. ("Sanjiang")

Sanjiang, a company that is listed on the Shanghai Stock Exchange, is one of the leading neighborhood grocery chains in Zhejiang province of the PRC. In November 2016, the Company agreed to acquire existing and newly issued ordinary shares, representing an approximately 32% equity interest in Sanjiang, for a total cash consideration of approximately RMB1,960 million. In January 2017, the Company completed the transaction relating to the acquisition of ordinary shares from an existing shareholder, representing an approximately 9% equity interest in Sanjiang, for a cash consideration of RMB439 million. Such investment is accounted for under the equity method (Note 13). RMB290 million of the purchase price was allocated to goodwill, amortizable intangible assets and the corresponding deferred tax liabilities and RMB149 million was allocated to net assets acquired. The completion of the subscription of newly issued ordinary shares is subject to the approval by certain regulatory authorities. The Onshore Retail Fund (Note 4(w)) is also a holder of the exchangeable bonds issued by a shareholder of Sanjiang.

(ab)         Investment in YTO Express Group Co., Ltd. ("YTO Express")

YTO Express is one of the leading express delivery companies in the PRC. The Company initially acquired an ownership interest of 12% for a cash consideration of RMB1,500 million in May 2015. In September 2016, YTO Express completed its reverse takeover of a company listed on the Shanghai Stock Exchange. All registered capital of YTO Express previously held by the Company was converted into newly issued ordinary shares of the listed entity of YTO Express, representing an approximately 10% equity interest. Concurrently, the Company subscribed for newly issued shares of YTO Express for a cash consideration of RMB420 million and its equity interest in YTO Express increased to approximately 11%. Such investment is accounted for as an available-for-sale security (Note 11).

(ac)         Investment in Suning Commerce Group Co., Ltd. ("Suning")

Suning, a company that is listed on the Shenzhen Stock Exchange, is one of the largest consumer electronics retail chains in the PRC. In May 2016, the Company completed the subscription for newly issued ordinary shares for a cash consideration of RMB28.2 billion, representing a 19.99% equity interests in Suning. Such investment is accounted for under the equity method (Note 13).

Concurrent with the Company's investment in Suning, Suning subscribed for approximately 26.3 million newly issued ordinary shares of the Company which represent an 1.1% equity interest in the Company for a cash consideration of US$81.51 per ordinary share. The Company's share of Suning's investment in the Company amounting to US$429 million (RMB2,823 million) was deducted from the investment cost of Suning and recognized as an issuance of treasury shares during the year ended March 31, 2017.

Out of the total purchase consideration, net of the amount related to the treasury shares described above, RMB5,100 million was allocated to amortizable intangible assets, RMB9,113 million was allocated to goodwill, RMB1,582 million was allocated to deferred tax liabilities and RMB12,778 million was allocated to net assets acquired.

In December 2017, Suning completed a partial disposal of its equity interest in the Company. Accordingly, RMB590 million was added back to the investment cost of Suning and the recognition of the corresponding treasury shares was reversed.

(ad)         Investment in Beijing Shiji Information Technology Co., Ltd. ("Shiji Information")

Shiji Information, a company that is listed on the Shenzhen Stock Exchange, is primarily engaged in the development and sale of hotel information management system software, system integration and technical service. In November 2015, the Company completed an investment in newly issued ordinary shares of Shiji Information for a cash consideration of RMB2,389 million, representing an approximately 13% equity interest in Shiji Information. Such investment is accounted for as an available-for-sale security (Note 11).

(ae)         Investment in Huayi Brothers Media Corporation ("Huayi Brothers")

Huayi Brothers, a company that is listed on the Shenzhen Stock Exchange, is primarily engaged in the production of television programs and movies in the PRC. In August 2015, the Company completed an investment in newly issued ordinary shares of Huayi Brothers for a cash consideration of RMB1,533 million, representing an approximately 4% equity interest in Huayi Brothers. Such investment is accounted for as an available-for-sale security (Note 11).

(af)         Investment in Koubei Holding Limited ("Koubei")

Koubei is one of the leading local services platforms in the PRC. In June 2015, the Company and Ant Financial set up Koubei, a joint venture in which the Company and Ant Financial each held a 49.6% equity interest, while an unrelated third party affiliated with a major Chinese establishment held the remaining minority equity interests.

The capital injection from the Company included cash of RMB3.0 billion as well as the injection of certain related businesses. The injection of cash and businesses was completed as of March 31, 2016. A gain of RMB128 million approximating the fair value of the businesses being injected, was recognized in relation to the contribution of the businesses of which the carrying amount was insignificant to Koubei, in interest and investment income, net in the consolidated income statement for the year ended March 31, 2016. Such investment is accounted for under the equity method (Note 13). As of March 31, 2018, the Company held an approximately 38% equity interest in Koubei on a fully diluted basis.

(ag)         Investment in wealth management products in relation to a founder's investment in Wasu Media Holding Co., Ltd. ("Wasu")

In April 2015, the Company entered into an arrangement with a bank in the PRC to invest in wealth management products with an aggregate principal amount of RMB7.3 billion, of which RMB420 million was redeemed in January 2017. The wealth management products carry an interest rate of 5% per annum, with a maturity of five years and the return of principal and interest income on the products are guaranteed by the bank. The wealth management products have been served as collateral to the issuing bank for the issuance of a financing amounting to RMB6.9 billion to one of the founders of the Company to support his minority investment through a PRC limited partnership in Wasu, a company listed on the Shenzhen Stock Exchange which is engaged in the business of digital media broadcasting and distribution in the PRC. The financing has also been collateralized by the equity interests of Wasu held by such PRC limited partnership. The founder is exposed to the risks and rewards of the Wasu shares held by the PRC limited partnership. The Company does not have the power to direct the activities of the PRC limited partnership. The Company entered into strategic cooperation agreements with a major shareholder of Wasu in order to enhance the Company's capabilities and profile in the entertainment sector in the PRC. Such investment in the wealth management products is accounted for as a held-to-maturity security.

In addition, the Company entered into a loan agreement for a principal amount of up to RMB2.0 billion with the founder in April 2015 to finance the repayment by the founder of the principal and interest under the above financing. The founder has also pledged his interest in the PRC limited partnership to the Company. Loan balances of nil, RMB749 million and RMB1,137 million were drawn down as of March 31, 2016, 2017 and 2018, respectively.

Equity transactions and acquisitions that were not completed as of March 31, 2018

(ah)         Investment in Focus Media Information Technology Co., Ltd. ("Focus Media")

Focus Media, a company that is listed on the Shenzhen Stock Exchange, operates a media network for advertisements, including within cinemas, and advertising posters and displays in elevators of office and residential buildings. In July 2018, the Company and its affiliates agreed to acquire a total interest of approximately 8% in Focus Media for a cash consideration of approximately RMB11.6 billion. In addition, the Company agreed to acquire a 10% equity interest of an entity controlled by the founder and chairman of Focus Media, which holds an approximately 23% equity interest in Focus Media, for a cash consideration of US$511 million. The completion of the transactions as described above is subject to customary closing conditions.

(ai)         Acquisition of DSM Grup Danişmanlik Iletişim Ve Satiş Ticaret Anonim Şirketi ("Trendyol")

Trendyol is one of the leading online fashion retailers in Turkey. In June 2018, the Company entered into an agreement under which the Company will invest into Trendyol as well as acquire shares from certain existing investors, representing a controlling equity interest for a cash consideration of US$728 million. The investment underscores the Company's commitment to international expansion. The completion of this transaction is subject to customary closing conditions.

(aj)         Investment in ZTO Express (Cayman) Inc. ("ZTO Express")

ZTO Express, a company that is listed on the NYSE, is one of the leading express delivery companies in the PRC. In June 2018, the Company completed an investment in newly issued ordinary shares of ZTO Express for a cash consideration of US$1,100 million, representing an approximately 8% equity interest in ZTO Express. The Offshore Retail Fund (Note 4(w)) is also an investor in this transaction.

(ak)         Investment in Huitongda Network Co., Ltd. ("Huitongda")

Huitongda operates a rural online services platform in the PRC. In April 2018, the Company completed an investment in existing and newly issued shares of Huitongda for a cash consideration of RMB4,500 million, representing a 20% equity interest in Huitongda.

(al)         Investment in Shiji Retail Information Technology Co., Ltd. ("Shiji Retail")

Shiji Retail, a subsidiary of Shiji Information (Note 4(ad)), is engaged in the provision of retail information system solutions. In April 2018, the Company acquired a 38% equity interest in Shiji Retail for a cash consideration of US$486 million.

(am)        Acquisition of Kaiyuan Commerce Co., Ltd. ("Kaiyuan")

Kaiyuan is one of the leading department store operators in the northwestern part of the PRC. In April 2018, the Company acquired a 100% equity interest in Kaiyuan for a cash consideration of RMB3,362 million. The Company expects that Kaiyuan will complement the Company's New Retail initiatives to transform the retail landscape and reengineer the fundamentals of retail operations. Upon the issuance of the consolidated financial statements, the accounting of such business combination has not been finalized.